Ordinary shares, Convertible and redeemable preferred shares and warrants (Tables)	12 Months Ended
Dec. 31, 2015
Ordinary shares, Convertible and redeemable preferred shares and warrants [Abstract]
Schedule of Movement of Ordinary Shares

	Number of ordinary shares outstanding
	Class A	Class B	Total
As at January 1, 2014	N/A	N/A	41,032,120
Division upon IPO	4,849,650	36,182,470	41,032,120
Issuance of ordinary shares upon IPO	42,353,333	—	42,353,333
Conversion of preference shares upon IPO	45,263,650	45,263,650	90,527,300
As at December 31, 2014	92,466,633	81,446,120	173,912,753
Vesting of restricted shares	5,320,992	—	5,320,992
Exercise of share options	2,690,000	—	2,690,000
Repurchase of ordinary shares	(705,200)	—	(705,200)
As at December 31, 2015	99,772,425	81,446,120	181,218,545

Schedule of Composition of Preferred Shares

Series	Issuance date	Share issued and outstanding	Issuance price per share (US$)	Proceeds from issuance, net of issuance costs (US$'000)	Proceeds from issuance, net of issuance costs (RMB'000)	Carrying Amount immediately prior to the IPO (RMB'000)
Series A	May 3, 2012	6,750,000	0.0704	950	6,000	3,270
Series A -1	Sep 9, 2013	19,717,880	0.4216	8,313	51,452	51,452
Series B (Note (i))	May 3, 2012	25,000,000	0.2400	5,695	35,673	578,156
Series B-1	July 4, 2013	11,111,100	0.3600	4,000	24,648	256,958
Series C	Sep 30, 2013	27,948,320	0.4800	12,288	75,937	646,340

Note:

(i)	The proceeds included the fair value allocated to warrants granted to Series B Preferred Shares Investors as of the issuance date.